UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:  	March 31, 2008

Check here if Amendment [ ]; Amendment
Number:
  This Amendment (Check only one.):	[ ]
is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West

		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
May 13, 2007
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all
holdings of this reporting manager are
reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28-

[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0


Form 13F Information Table Entry Total:
	196

Form 13F Information Table Value Total:
	19,810,293 (in Canadian $)
(thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
"NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011




MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE :
March 31, 2008 COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4
COLUMN 5 COLUMN COLUMN 7 COLUMN 8 VALUE SHRS OR SH/PUT/INVESTMOTHER VOTING AUTHORITY NAME OF
ISSUER TITLE OF CLASSCUSIP (x$1000)PRN AMT
PRNCALLDISCRETMANAGERS SOLE SHAREDNONE ABB LTD
ADR (1 ORD SHR000375204 13,075 472,500SH SOLE 472,500
AGRIUM INC COMMON 008916108 294,259 4,615,100SH SOLE
4,615,100 AIR LIQUIDE ADR (0.2 ORD) 009126202 54,374
1,723,072SH SOLE 1,723,072 AKZO NOBEL V SP ADR (1
ORD)010199305 616 7,500SH SOLE 7,500 ALCOA INC COMMON 013817101 136,510 3,682,875SH SOLE 3,682,875 ALL NIPPON AWYS
LTD ADR(2 ORD SHRS016630303 2,031 224,000SH SOLE 224,000
AMERN INTL GROUP INCCOMMON 026874107 144,155
3,242,584SH SOLE 3,242,584 ANHEUSER BUSCH COS COMMON
035229103 878 18,000SH SOLE 18,000 APACHE CORP COMMON
037411105 188,190 1,515,330SH SOLE 1,515,330 ASAHI GLASS SP
ADR (10 ORD043393206 6,564 583,200SH SOLE 583,200 AVERY
DENNISON CORP COMMON 053611109 75,192 1,485,300SH SOLE 1,485,300 BG PLC ADR (5 ORDS) 055434203 74,711 628,200SH SOLE
628,200 BP PLC ADR (6 ORDS) 055622104 101,397 1,626,460SH
SOLE 1,626,460 BANK OF AMERICA CORPCOMMON 060505104
1,373 35,243SH SOLE 35,243 BANK OF MONTREAL COMMON
063671101 439,526 9,565,302SH SOLE 9,565,302 BANK OF NOVA
SCOTIA COMMON 064149107 565,31112,144,158SH SOLE
12,144,158 BARRICK GOLD CORP COMMON 067901108 202,567
4,513,517SH SOLE 4,513,517 BAYER A G SP ADR (1
ORD)072730302 356 4,300SH SOLE 4,300 BECTON DICKINSON
COMMON 075887109 706 8,000SH SOLE 8,000 BOSTON
SCIENTIFIC COMMON 101137107 51,984 3,929,500SH SOLE
3,929,500 BRISTOL MYERS SQUIBBCOMMON 110122108 1,493
68,200SH SOLE 68,200 BROOKFIELD ASSET MGTCLASS A LTD
VT 112585104 261,987 9,471,689SH SOLE 9,471,689 CCL
INDUSTRIES INC CLASS B NON VT 124900309 33,250 1,110,540SH SOLE 1,110,540 CVS CAREMARK CORP COMMON 126650100
150,364 3,611,029SH SOLE 3,611,029 CDN IMP BANK
COMMERCCOMMON 136069101 136,685 2,067,851SH SOLE
2,067,851 CDN NATL RAILWAY COMMON 136375102
635,98412,778,460SH SOLE 12,778,460 CDN NATURAL RES
COMMON 136385101 443,831 6,316,086SH SOLE 6,316,086 CDN
TIRE CORP CLASS A NON VT 136681202 56,074 846,400SH SOLE 846,400 CANON INC ADR (1 ORD) 138006309 61,151 1,282,975SH
SOLE 1,282,975 CATERPILLAR INC COMMON 149123101 148,644
1,847,100SH SOLE 1,847,100 CHEVRON CORP COMMON 166764100
1,457 16,600SH SOLE 16,600 CITIGROUP INC COMMON 172967101
60,767 2,759,933SH SOLE 2,759,933 COCA-COLA CO COMMON
191216100 1,905 30,450SH SOLE 30,450 COLGATE PALMOLIVE
COCOMMON 194162103 135,144 1,687,540SH SOLE 1,687,540
COMPANHIA VAL DO RIOADR(1 ORD SHR) 204412209 85,053 2,388,700SH SOLE 2,388,700 CORNING INCORPORATEDCOMMON 219350105 1,816 73,500SH SOLE 73,500 CREDIT SUISSE GRP SP
ADR (0.25 O 225401108 5,732 109,600SH SOLE 109,600 CYMER INC
COMMON 232572107 1,183 44,200SH SOLE 44,200 DOMTAR (CDA)
PAPER EXCHANGEABLE S 257557108 32,155 4,593,500SH SOLE 4,593,500 EMC CORP MASS COMMON 268648102 215 14,600SH
SOLE 14,600 E.ON AG ADR (0.3333 OR 268780103 2,990 46,800SH
SOLE 46,800 EATON CORP COMMON 278058102 6,142 75,000SH
SOLE 75,000 ELECTRONIC ARTS COMMON 285512109 92,680 1,806,180SH SOLE 1,806,180 EMERSON ELEC CO COMMON
291011104 508 9,600SH SOLE 9,600 ENCANA CORPORATION
COMMON 292505104 909,06611,624,888SH SOLE 11,624,888
ERICSSON(LM) TEL ADR(10 SER B S 294821608 67,767
3,355,100SH SOLE 3,355,100 FEDERAL NTL MTG ASSNCOMMON 313586109 974 36,000SH SOLE 36,000 FIRST QUANTUM MNRL
COMMON 335934105 165,785 1,991,650SH SOLE 1,991,650 FLUOR
CORPORATION COMMON 343412102 305 2,100SH SOLE 2,100
FORDING CDN COAL TR TRUST UNIT 345425102 269 5,000SH
SOLE 5,000 FRANKLIN RES INC COMMON 354613101 2,388
23,950SH SOLE 23,950 GENERAL ELECTRIC CO COMMON
369604103 142,019 3,733,170SH SOLE 3,733,170 GOLDCORP INC
COMMON 380956409 391,875 9,823,900SH SOLE 9,823,900 HSBC
HLDGS PLC SP ADR(5 ORD) 404280406 51,215 605,400SH SOLE
605,400 HEWLETT PACKARD CO COMMON 428236103 85,434
1,820,297SH SOLE 1,820,297 HEXCEL CORP COMMON 428291108
2,946 150,000SH SOLE 150,000 HONDA MOTOR CO ADR (1 ORD) 438128308 3,065 103,500SH SOLE 103,500 HONEYWELL INTL INC
COMMON 438516106 77,698 1,339,750SH SOLE 1,339,750 HOYA
CORP ADR(1 ORD SHR) 443251103 11,023 451,700SH SOLE 451,700
IAMGOLD CORP COMMON 450913108 64,906 8,529,000SH SOLE
8,529,000 IMPERIAL OIL LTD COMMON 453038408 75,535
1,403,990SH SOLE 1,403,990 INFOSYS TECHN LTD ADR(1 ORD
SHR) 456788108 26,933 732,500SH SOLE 732,500 INTEL CORP
COMMON 458140100 139,413 6,403,640SH SOLE 6,403,640 INTL
BUSINESS MCHN COMMON 459200101 2,369 20,020SH SOLE
20,020 INTERNATIONAL PAPER COMMON 460146103 839
30,000SH SOLE 30,000 JOHNSON & JOHNSON COMMON
478160104 155,768 2,336,059SH SOLE 2,336,059 JOHNSON
MATTHEY PLC SP ADR 479142309 6,988 85,300SH SOLE 85,300
KIMBERLY CLARK MEX SP ADR (5 ORD 494386204 412 18,300SH
SOLE 18,300 KOHLS CORP COMMON 500255104 74,722
1,694,900SH SOLE 1,694,900 KOREA ELECTRIC PWR SP ADR (0.5
CO 500631106 32,227 2,084,600SH SOLE 2,084,600 L OREAL CO
ADR (0.2 ORD) 502117203 49,277 1,876,300SH SOLE 1,876,300
ESTEE LAUDER CO CLASS A 518439104 113,072 2,399,200SH SOLE 2,399,200 MEMC ELECTR MATLS COMMON 552715104 90,617
1,243,400SH SOLE 1,243,400 MAGNA INTL INC CLASS A SUB VT 559222401 392,885 5,263,729SH SOLE 5,263,729 MARTINREA INTL
COMMON 573459104 671 88,700SH SOLE 88,700 MERCK & CO INC
COMMON 589331107 86,416 2,215,300SH SOLE 2,215,300
MICROSOFT CORP COMMON 594918104 213,425 7,316,155SH
SOLE 7,316,155 MITSUBISHI UFJ FINL ADR( 1 ORD SHR
606822104 5,909 660,800SH SOLE 660,800 MOTOROLA INC
COMMON 620076109 49,174 5,143,970SH SOLE 5,143,970 NASDAQ
OMX GROUP COMMON 631103108 51,060 1,284,900SH SOLE
1,284,900 NESTLE S A SP ADR (0.25 O 641069406 96,607 750,975SH
SOLE 750,975 NIPPON TELEG & TEL SP ADR (0.005 654624105
43,288 1,942,500SH SOLE 1,942,500 NORTEL NETWORKS
CORPCOMMON 656568508 130,15718,593,891SH SOLE 18,593,891
NORTHEAST UTILS COMMON 664397106 74,862 2,967,800SH
SOLE 2,967,800 OPEN TEXT CORP COMMON 683715106 23,262
716,200SH SOLE 716,200 PEARSON PLC SP ADR (1 ORD)
705015105 593 42,500SH SOLE 42,500 PENN WEST ENERGY TRUST
UNIT 707885109 262 9,100SH SOLE 9,100 PEPSICO INC COMMON 713448108 110,105 1,483,605SH SOLE 1,483,605 PT
TELEKOMUNIKAS INDADR(40 SER B S 715684106 3,233 75,000SH
SOLE 75,000 PETSMART INC COMMON 716768106 42,518
2,023,700SH SOLE 2,023,700 PFIZER INC COMMON 717081103
127,710 5,936,162SH SOLE 5,936,162 PHILIP MORRIS INTL
COMMON 718172109 2,251 43,300SH SOLE 43,300 PROCTER &
GAMBLE CO COMMON 742718109 2,515 34,920SH SOLE 34,920
PRUDENTIAL FINL COMMON 744320102 1,003 12,470SH SOLE
12,470 REED ELSEVIER N V SPONS ADR 144A 758204200 52,945
1,348,721SH SOLE 1,348,721 RESEARCH IN MOTION COMMON
760975102 769,711 6,664,740SH SOLE 6,664,740 REXAM PLC SP
ADR NEW2001 761655406 1,197 27,500SH SOLE 27,500 RIO TINTO
PLC ADR (4 ORD) 767204100 339 800SH SOLE 800 RITCHIE BROS AUCTNRSCOMMON 767744105 6,443 76,000SH SOLE 76,000
ROCHE HLDG LTD SP ADR (.01 OR 771195104 100,384 1,035,070SH
SOLE 1,035,070 ROGERS COMMUNICATIONCLASS B NON VT
775109200 487,54013,205,310SH SOLE 13,205,310 ROYAL BANK
CDA COMMON 780087102 512,69810,692,354SH SOLE 10,692,354
ROYAL DUTCH SHELL ADR(2 ORD CL A 780259206 461 6,500SH
SOLE 6,500 SCHLUMBERGER LTD COMMON 806857108 178,388 1,994,780SH SOLE 1,994,780 SECOM LTD ADR (2 ORD) 813113206
298 3,000SH SOLE 3,000 SIEMENS A G SP ADR 826197501 48,782
435,630SH SOLE 435,630 SPECTRA ENERGY CORP COMMON
847560109 50,081 2,141,600SH SOLE 2,141,600 SUNCOR ENERGY
INC COMMON 867229106 555,315 5,597,368SH SOLE 5,597,368
SYSCO CORP COMMON 871829107 97,800 3,278,600SH SOLE
3,278,600 TSX GROUP INC COMMON 873028104 104,499
2,691,200SH SOLE 2,691,200 TAIWAN SEMICONDUCTORSP ADR(5
ORD) 874039100 35,825 3,393,600SH SOLE 3,393,600 TELEFONOS
DE MEXICO SP ADR (20 SER 879403780 271 7,000SH SOLE 7,000
THOMSON CORP (THE) COMMON 884903105 452,41613,105,919SH
SOLE 13,105,919 TIME WARNER INC COMMON 887317105 123,924
8,599,190SH SOLE 8,599,190 TOMKINS PLC SP ADR (4 ORD) 890030208 2,991 204,600SH SOLE 204,600 TORAY INDUSTRIES
ADR(10 ORDS) 890880206 9,453 140,300SH SOLE 140,300
TORONTO DOMINION BK COMMON 891160509
771,96312,232,023SH SOLE 12,232,023 TOYOTA MTR CORP ADR (2
ORD) 892331307 94,309 909,400SH SOLE 909,400 UNITED
TECHNOLOGIES COMMON 913017109 123,846 1,750,720SH SOLE
1,750,720 UPM KYMMENE CORP SP ADR 915436109 22,449
1,230,400SH SOLE 1,230,400 VOLVO AKTIEBOLAGET ADR (1
ORD) 928856400 10,224 658,700SH SOLE 658,700 WPP GROUP PLC
SP ADR(5 ORDS) 929309409 64,247 1,048,000SH SOLE 1,048,000
WACHOVIA CORP COMMON 929903102 251 9,052SH SOLE 9,052
WAL MART STORES INC COMMON 931142103 111,023
2,050,300SH SOLE 2,050,300 WELLS FARGO & CO COMMON
949746101 118,012 3,945,320SH SOLE 3,945,320 WRIGLEY WM JR
CO COMMON 982526105 258 4,000SH SOLE 4,000 WYETH
COMMON 983024100 124,027 2,889,385SH SOLE 2,889,385 YAHOO
INC COMMON 984332106 82,027 2,758,400SH SOLE 2,758,400
PETRO-CANADA COMMON 71644E102C 326,202 7,294,315SH
SOLE 7,294,315 TALISMAN ENERGY INC COMMON 87425E103C 741,35440,711,355SH SOLE 40,711,355 BARCLAYS PLC ADR (4
ORD) 06738E204 2,053 55,185SH SOLE 55,185 AT&T INC COMMON
00206R102 111,220 2,825,102SH SOLE 2,825,102 ALTRIA GROUP
INC COMMON 02209S103 988 43,300SH SOLE 43,300 BCE INC
COMMON 05534B760 38,494 1,107,748SH SOLE 1,107,748 BANCO
SANTAN CENT HIADR (1 ORD) 05964H105 20,935 1,021,400SH
SOLE 1,021,400 BARRICK GOLD CORP COMMON 067901108C
6,632 148,500SH SOLE 148,500 BULGARI SPA SP ADR (4
ORD)12015P102 8,146 170,800SH SOLE 170,800 BURLINGTN
NRTHRN S FCOMMON 12189T104 113,363 1,195,900SH SOLE
1,195,900 CML HEALTHCARE IN FDTRUST UNIT 12582P105 192 12,100SH SOLE 12,100 CAMECO CORP COMMON 13321L108 640,44318,925,620SH SOLE 18,925,620 CDN PACIFIC RAILWAY
COMMON 13645T100 80,901 1,225,776SH SOLE 1,225,776
CARDINAL HEALTH INC COMMON 14149Y108 288 5,343SH SOLE
5,343 CATALYST PAPER COMMON 14888T104 9,225 9,813,707SH
SOLE 9,813,707 CISCO SYSTEMS INC COMMON 17275R102
163,943 6,620,710SH SOLE 6,620,710 DBS GROUP HLDGS LTD SP
ADR(4 ORD) 23304Y100 13,362 247,600SH SOLE 247,600 DEVON
ENERGY CORP COMMON 25179M103 1,319 12,300SH SOLE 12,300
DIAGEO P L C SP ADR (4 ORD)25243Q205 43,388 519,060SH SOLE 519,060 DOMTAR CORP COMMON 257559104U 2,847 405,000SH
SOLE 405,000 DUKE ENERGY CORP COMMON 26441C105 349
19,000SH SOLE 19,000 EMBRAER-EMPRESA BRASADR(4 ORD SHRS29081M102 43,256 1,065,100SH SOLE 1,065,100 ENBRIDGE
INC COMMON 29250N105 143,471 3,389,340SH SOLE 3,389,340
EXELON CORP COMMON 30161N101 114,755 1,373,700SH SOLE
1,373,700 EXPERIAN GROUP LTD SPONSORED ADR 30215C101
11,551 1,528,900SH SOLE 1,528,900 EXXON MOBIL CORP
COMMON 30231G102 1,447 16,640SH SOLE 16,640 FNX MINING
COMMON 30253R101 6,716 233,100SH SOLE 233,100 FRANCE
TELECOM SP ADR (1 ORD)35177Q105 40,685 1,178,700SH SOLE
1,178,700 FREEPORT-MCMORAN C&GCOMMON 35671D857
103,949 1,051,000SH SOLE 1,051,000 GOLDMAN SACHS GROUP
COMMON 38141G104 106,270 625,100SH SOLE 625,100 GOOGLE
INC CLASS A 38259P508 59,460 131,329SH SOLE 131,329 CGI
GROUP INC CLASS A SUB VT39945C109 63,930 5,865,100SH SOLE 5,865,100 HENKEL LTD PARTNRSHPSP ADR (1 ORD)42550U109
676 15,600SH SOLE 15,600 IAMGOLD CORP COMMON 450913108C
573 76,000SH SOLE 76,000 IVANHOE MINES COMMON 46579N103
1,577 147,400SH SOLE 147,400 JPMORGAN CHASE & CO
COMMON 46625H100 1,784 40,400SH SOLE 40,400 KRAFT FOODS
INC CLASS A 50075N104 114,871 3,603,765SH SOLE 3,603,765
LUXOTTICA GROUP SPA SP ADR (1 ORD)55068R202 362 14,000SH
SOLE 14,000 MACQUARIE GROUP LTD SP ADR 55607P105 8,917 179,600SH SOLE 179,600 MAGNA INTL INC CLASS A 559222401C
3,856 52,000SH SOLE 52,000 MANULIFE FINCL CORP COMMON 56501R106 846,97121,556,900SH SOLE 21,556,900 NEXEN INC
COMMON 65334H102 1,221 40,100SH SOLE 40,100 NOMURA
HLDGS INC SPONSORED ADR 65535H208 51,612 3,340,700SH
SOLE 3,340,700 NOVA CHEMICALS CORP COMMON 66977W109
68,360 2,766,490SH SOLE 2,766,490 NOVARTIS AG ADR (1 ORD
CHF66987V109 89,248 1,694,815SH SOLE 1,694,815 PACIFIC
ENERGY RES COMMON 694228206U 879 582,323SH SOLE 582,323
POTASH CORP OF SASK COMMON 73755L107 214,847 1,347,000SH
SOLE 1,347,000 RESIN SYSTEMS COMMON 76111T102 1,198 1,130,000SH SOLE 1,130,000 STATOILHYDRO ASA SP ADR(1 ORD N85771P102 47,753 1,555,300SH SOLE 1,555,300 TELUS CORP
COMMON 87971M103 155,093 3,469,633SH SOLE 3,469,633 3M
COMPANY COMMON 88579Y101 110,440 1,357,450SH SOLE
1,357,450 TIM HORTONS INC COMMON 88706M103U 7,557
216,225SH SOLE 216,225 TRANSALTA CORP COMMON 89346D107
46,168 1,445,900SH SOLE 1,445,900 TRANSCANADA CORP
COMMON 89353D107 236,760 5,986,344SH SOLE 5,986,344
TRANSCANADA CORP COMMON 89353D107C 8,238 208,000SH
SOLE 208,000 VALERO ENERGY CORP COMMON 91913Y100
73,050 1,447,100SH SOLE 1,447,100 VERIZON
COMMUNICATNSCOMMON 92343V104 98,463 2,627,986SH SOLE
2,627,986 VIACOM INC CLASS B 92553P201 87,814 2,156,241SH
SOLE 2,156,241 VODAFONE GRP PLC ADR(10 ORDS) 92857W209
40,611 1,338,821SH SOLE 1,338,821 WAL MART DE MEXICO SP
ADR(10 SHS)93114W107 76,596 1,802,100SH SOLE 1,802,100
ZIMMER HOLDINGS COMMON 98956P102 117,856 1,472,600SH
SOLE 1,472,600 DEUTSCHE BANK AG NAMORD D18190898 69,072 594,400SH SOLE 594,400 ACE LIMITED COMMON G0070K103 736 13,000SH SOLE 13,000 COVIDIEN LTD COMMON G2552X108 967 21,250SH SOLE 21,250 TRANSOCEAN INC COMMON G90073100
71,668 515,698SH SOLE 515,698 TYCO INTL LTD COMMON
G9143X208 62,731 1,385,425SH SOLE 1,385,425 TYCO ELEC LTD
COMMON G9144P105 743 21,075SH SOLE 21,075 CHECK POINT SOFTWAREORDINARY M22465104 41,705 1,811,300SH SOLE
1,811,300
1.00 US = 1.027900 CA ON 31MAR08

CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011